As filed with the Securities and Exchange Commission on April 15, 2015

Securities Act File No. 333-197810

Investment Company Act File No. 811-22985

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☒

SMEAD FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

600 University Street, Suite 2412

Seattle, Washington 98101

(Address of Principal Executive Offices)

(877) 807-4122

(Registrant’s Telephone Number, Including Area Code)

Cole W. Smead

600 University Place, Suite 2412

Seattle, WA 98101

(Name and address of Agent for Service)

with copy to:

Carol A. Gehl, Esq.

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, WI 53202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [ ] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant, Smead Funds Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Seattle and State of Washington on the 15th day of April, 2015.

SMEAD FUNDS TRUST

By:	/s/ William W. Smead
William W. Smead President and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ William W. Smead William W. Smead	Trustee, Chairman, President and Chief Executive Officer (Principal Executive Officer)	April 15, 2015

/s/ Cole W. Smead Cole W. Smead	Trustee, Treasurer, Principal Financial Officer and Principal Accounting Officer	April 15, 2015

/s/ Greg Demopulos*	Trustee	April 15, 2015
Greg Demopulos

/s/ Peter M. Musser*	Trustee	April 15, 2015
Peter M. Musser

/s/ Walter F. Walker*	Trustee	April 15, 2015
Walter F. Walker

/s/ Nancy Zevenbergen*	Trustee	April 15, 2015
Nancy Zevenbergen

*By:	/s/ Cole W. Smead
Cole W. Smead As Attorney-in-Fact

*	Pursuant to Power of Attorney incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 333-197810 and 811-22985) filed with the Securities and Exchange Commission on November 12, 2014.

SMEAD FUNDS TRUST

EXHIBIT INDEX

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase